Short-term Bank Borrowings	12 Months Ended
Dec. 31, 2021
Short-term Bank Borrowings
Short-term Bank Borrowings

11. Short-term Bank Borrowings

Short-term bank borrowings consist of the following:

	2020	2021
	RMB	RMB
The PRC domestic commercial banks	1,432,929	2,821,457
Oversea commercial banks	—	637,260
Total	1,432,929	3,458,717

The weighted average interest rates of the short-term bank borrowings were 2.94% and 2.71% for the years ended December 31, 2020 and 2021, respectively. Certain borrowings are subject to financial covenants such as asset-liability ratio less than 65% and current ratio not less than 0.8. As of December 31, 2021, the Company was in compliance with the financial covenants. The borrowings are repayable within one year.